Related Party Disclosures - Balances held by entities with significant influence over the company (Details) - EUR (€)		6 Months Ended	12 Months Ended
	Jan. 01, 2019	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019	Jun. 30, 2020
Related Party Disclosures
Share capital	€ 25,000	€ 42,000	€ 96,810,000	€ 25,000
Capital reserves	€ 66,479,000	€ 305,269,000	€ 174,998,000	€ 66,479,000	€ 32,239